LEASES - Maturities of lease liabilities (Details) $ in Millions	Dec. 31, 2024 USD ($)
Company's commitments resulting from leases
Total lease payments	$ 936.5
2025
Company's commitments resulting from leases
Total lease payments	136.5
2026
Company's commitments resulting from leases
Total lease payments	0.0
2027
Company's commitments resulting from leases
Total lease payments	0.0
2028
Company's commitments resulting from leases
Total lease payments	0.0
2029
Company's commitments resulting from leases
Total lease payments	0.0
Thereafter
Company's commitments resulting from leases
Total lease payments	800.0
Lease Liabilities
Company's commitments resulting from leases
Total lease payments	710.7
Less: present value adjustment	(154.8)
Present value of lease liabilities	555.9
Lease Liabilities | 2025
Company's commitments resulting from leases
Total lease payments	123.5
Lease Liabilities | 2026
Company's commitments resulting from leases
Total lease payments	104.8
Lease Liabilities | 2027
Company's commitments resulting from leases
Total lease payments	84.4
Lease Liabilities | 2028
Company's commitments resulting from leases
Total lease payments	73.7
Lease Liabilities | 2029
Company's commitments resulting from leases
Total lease payments	68.6
Lease Liabilities | Thereafter
Company's commitments resulting from leases
Total lease payments	$ 255.7